Subsequent Events (Narrative) (Details) - Subsequent Event [Member] - End 2 End Technologies, Llc [Member] $ in Millions	1 Months Ended
Jan. 31, 2025 USD ($)
Subsequent Event [Line Items]
Fair value of total consideration	$ 8.5
Amount of business combination, contingent consideration maximum payment	$ 4.3
Business combination, contingent consideration maximum payment	In addition, the transaction includes a contingent consideration (earnout) of up to $4.3 million, subject to achieving certain financial goals primarily in 2025 and paid mostly in 2026.